Property and Equipment (FY)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment
4. Property and equipment

Property and equipment consists of the following at December 31, 2019 and 2018:

	2019	2018
Finance lease right of use asset	$451,561	$—
Machines and equipment	281,633	240,295
Office and computer equipment	201,841	196,150
Devices	81,059	81,059
Software	38,126	38,126
Furniture and fixtures	22,929	16,019
Other assets	2,259	2,259
Total	1,079,408	573,908
Accumulated depreciation	(567,366)	(496,153)
Net property and equipment	$512,042	$77,755

Depreciation expense was $71,213 and $22,332 for the years ended December 31, 2019 and 2018, respectively.